Pension And Postretirement Benefits (Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ 1,024	$ (2,152)	$ 7,869
Net periodic benefit (credit) cost	303	(2,821)	7,232
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	1,112	1,212	1,134
Interest cost on projected benefit obligation	1,980	1,902	2,470
Expected return on assets	(3,115)	(3,317)	(3,380)
Amortization of prior service cost (credit)	(103)	(103)	(94)
Actuarial (gain) loss	1,478	(373)	5,419
Net periodic benefit (credit) cost	1,352	(679)	5,549
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	192	222	233
Interest cost on projected benefit obligation	972	967	1,458
Expected return on assets	(355)	(421)	(653)
Amortization of prior service cost (credit)	(1,277)	(1,278)	(1,448)
Actuarial (gain) loss	(581)	(1,632)	2,093
Net periodic benefit (credit) cost	(1,049)	(2,142)	1,683
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	12	9	7
Interest cost on projected benefit obligation	83	77	109
Amortization of prior service cost (credit)	(1)	1	(1)
Actuarial (gain) loss	72	(36)	243
Net periodic benefit (credit) cost	$ 166	$ 51	$ 358